Financial assets and liabilities (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Right-of-use assets, balance at beginning	R$ 842,219	R$ 767,609	R$ 690,073
Lease liabilities, balance at beginning	978,336	874,569	769,525
Right-of-use assets, additions	37,727	37,671	7,328
Lease liabilities, additions	37,727	37,671	7,328
Right-of-use assets, remeasurement	98,987	80,226	70,387
Lease liabilities, remeasurement	98,987	80,226	70,387
Right-of-use assets, business combinations		28,989	65,408
Lease liabilities, business combinations		28,989	65,408
Right-of-use assets, depreciation expense	(80,864)	(70,294)	(63,118)
Lease liabilities, depreciation expense
Right-of-use assets, interest expense
Lease liabilities, interest expense	123,067	111,966	100,849
Right of use assets, payments of principal
Lease liabilities, payments of principal	(49,411)	(41,221)	(31,473)
Right-of-use assets, payments of interest
Lease liabilities, payments of interest	(121,475)	(111,605)	(103,911)
Right-of-use assets, Write-off	(1,311)	(1,982)	(2,469)
Lease liabilities, Write-off	(1,485)	(2,259)	(3,544)
Right-of-use assets, balance at ending	896,758	842,219	767,609
Lease liabilities, balance at ending	1,065,746	978,336	874,569
Right-of-use assets, current
Lease liabilities, current	55,772	45,580	36,898
Right-of-use assets, non-current	896,758	842,219	767,609
Lease liabilities, non-current	R$ 1,009,974	R$ 932,756	R$ 837,671